Personnel expenses - Summary of Personnel Expenses (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Expenses By Nature [Abstract]
Wages and salaries	€ (13,408,411)	€ (6,080,098)	€ (2,597,270)
Pension charges	(803,460)	(251,667)	(72,153)
Other social security charges	(1,258,275)	(493,857)	(184,838)
Share-based payments	(11,349,200)	(8,196,387)	(1,587,736)
Total	€ (26,819,346)	€ (15,022,010)	€ (4,441,997)